Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation [Abstract]
Schedule of restricted stock units and restricted stocks activity
The following table presents movements in the outstanding restricted stock units and restricted stock under the AerCap Equity Plans during the year ended December 31, 2018:

	Year Ended December 31, 2018
	Number of time-based restricted stock units and restricted stock	Number of performance-based restricted stock units and restricted stock	Weighted average grant date fair value of time-based grants ($)	Weighted average grant date fair value of performance-based grants ($)
Number at beginning of period	3,376,087	6,122,249	$46.85	$47.12
Granted (a)	960,381	1,205,937	51.44	51.50
Vested (b)	(1,955,812)	(4,693,902)	46.73	46.48
Forfeited	(75,454)	(140,977)	51.48	51.58
Number at end of period	2,305,202	2,493,307	$48.72	$50.18

(a)
Includes 1,922,128 shares of restricted stock granted under the AerCap Equity Plans, of which 1,474,697 shares of restricted stock were issued with the remaining 447,431 shares being withheld and applied to pay the taxes involved. As part of the 447,431 shares withheld to pay for taxes, 189,741 shares were treated as granted and subsequently vested on the grant date under specific Irish tax legislation. As a result, we recognized an expense of $9.8 million on the grant dates associated with these shares.

(b)
3,508,469 restricted stock units, which were previously granted under the AerCap Equity Plans, vested. In connection with the vesting of the restricted stock units, the Company issued, in full satisfaction of its obligations, 2,062,143 ordinary shares to the holders of these restricted stock units, with the remainder being withheld and applied to pay the taxes in respect of those awards. Restrictions on 2,951,504 shares of restricted stock (2,120,185 shares of restricted stock net of withholding for taxes) lapsed during the period. In addition, 189,741 shares were treated as granted and subsequently vested on the grant dates as described in (a) above.

Schedule of outstanding stock options under Equity Incentive Plan 2006
The following table presents movements in the outstanding stock options under the Equity Incentive Plan 2006 (no options were granted under the Equity Incentive Plan 2012 or Equity Incentive Plan 2014) during the year ended December 31, 2018. All outstanding options under the Equity Incentive Plan 2006 have vested.

	Year Ended December 31, 2018
	Number of options	Weighted average exercise price ($)
Options outstanding at beginning of period	37,945	$13.02
Exercised	(7,531)	13.12
Options outstanding at end of period	30,414	$13.00

Schedule of expected share-based compensation expense assuming established performance criteria
We recognized share-based compensation expense of $95.2 million, $107.7 million and $102.8 million during the years ended December 31, 2018, 2017 and 2016, respectively. The following table presents our expected share-based compensation expense based on existing grants, assuming that the established performance criteria are met and that no forfeitures occur:

Expected share-based compensation expense
(U.S. Dollars in millions)
2019	$58.5
2020	42.0
2021	27.4
2022	10.9
2023	1.7